Basis of presentation	12 Months Ended
Dec. 31, 2022
Basis of presentation
Basis of presentation
2.	Basis of presentation

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year, unless otherwise noted.

The Board of Directors approved these consolidated financial statements on March 24, 2023.